CONVERTIBLE NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
CONVERTIBLE NOTE PAYABLE
9	CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

		Accrued	Debt	Interest		March 31,
Note Holder	Principal	Interest	Discount	Rate	Maturity	2017

Power Up Lending Group Ltd	$77,000	$1,586	$(50,870)	8%	September 30, 2017	$27,716
Power Up Lending Group Ltd	53,000	441	(45,858)	8%	November 30, 2017	7,583
Labrys Fund, LP	105,000	1,450	(68,453)	8%	July 27, 2017	37,997
JSJ Investments Inc.	200,000	2,323	(161,172)	8%	November 6,2017	41,151
Vista Capital Investment, LLC	100,000	483	(93,973)	8%	March 9,2018	6,510
	$535,000	$6,283	$(420,326)			$120,957

		Accrued	Debt	Interest		December 31,
Note Holder	Principal	Interest	Discount	Rate	Maturity	2016

Power Up Lending Group Ltd	$77,000	$68	$(75,888)	8%	September 30, 2017	$1,180

Interest expense totaled $6,216 and $0 for the three months ended March 31, 2017 and 2016, respectively.

Power Up Lending Group Ltd.

On December 28, 2016, the Company entered into a Securities Purchase Agreement, pursuant to which the Company issued a Convertible Promissory Note in the aggregate principal amount of $77,000. The Note has a maturity date of September 30, 2017 and a coupon of eight percent per annum. The Company has the right to prepay the Note, provided it makes a payment to the purchaser as set forth in the Note within 180 days of its Issue Date. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Note holder during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, at a conversion price equal to 58% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion. The balance of the Note plus accrued interest at March 31, 2017 and December 31, 2016, was $27,716 and $1,180, net of unamortized discount of $50,870 and $75,888, respectively.

On February 21, 2017, the Company entered into a Securities Purchase Agreement, pursuant to which the Company issued a Convertible Promissory Note in the aggregate principal amount of $53,000. The Note has a maturity date of November 30, 2017 and a coupon of eight percent per annum. The Company has the right to prepay the Note, provided it makes a payment to the Purchaser as set forth in the Note within 180 days of its Issue Date. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Note holder during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, at a conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion. The balance of the Note plus accrued interest at March 31, 2017 was $7,583, net of unamortized discount of $45,858.

Labrys Fund, LP

On January 27, 2017, the Company entered into a Securities Purchase Agreement, pursuant to which the Company issued a Convertible Promissory Note in the aggregate principal amount of $105,000. The Note has a maturity date of July 27, 2017 and a coupon of eight percent per annum. In connection with the issuance of the note, the Company was required to issue 150,000 shares of common stock as a commitment fee valued at $66,000. The shares are returnable to the Company if no Event of Default has occurred prior to the date the Note is fully repaid. Management has determined that it is probable that the Company will meet the conditions under the Note and therefore it more likely than not that the Company will not be in Default as defined in the Note. As a result, management has concluded that it is probable that the shares would be returned and therefore the value of the 150,000 shares will not be recorded. The Company will reassess the likelihood of such at each period end.

The Company has the right to prepay the Note within 180 days of its Issue Date. After the 180 days, the Company has no right to prepayment. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Note holder during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, at a conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion. The balance of the Note plus accrued interest at March 31, 2017 was $37,997, net of unamortized discount of $68,453.

JSJ Investments Inc.

On February 6, 2017, the Company entered into a Securities Purchase Agreement, pursuant to which the Company issued a Convertible Promissory Note in the aggregate principal amount of $200,000. The Note has a maturity date of November 6, 2017 and a coupon of eight percent per annum. The Company has the right to prepay the Note within 180 days of its Issue Date. After the 180 days, the Company has no right to prepayment. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Note holder during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, at a conversion price equal to 60% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion. The balance of the Note plus accrued interest at March 31, 2017 was $41,151, net of unamortized discount of $161,172.

Vista Capital Investments, LLC

On March 9, 2017, the Company entered into a Securities Purchase Agreement, pursuant to which the Company issued a Convertible Promissory Note in the aggregate principal amount of $100,000. The Note has a maturity date of March 9, 2018 and a coupon of eight percent per annum. The Company has the right to prepay the Note, provided it makes a payment to the Purchaser as set forth in the Note through the maturity date. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Note holder during the period beginning on the date that is 150 days following the Issue Date into shares of the Company’s common stock, at a conversion price equal to 60% of the average of the last two lowest trading bid prices during the fifteen trading days prior to conversion. The balance of the Note plus accrued interest at March 31, 2017 was $6,510, net of unamortized discount of $93,973.

10	CONVERTIBLE NOTE PAYABLE

On December 28, 2016, the Company entered into a Securities Purchase Agreement, pursuant to which the Company issued a Convertible Promissory Note in the aggregate principal amount of $77,000. The Note has a maturity date of September 30, 2017 and a coupon of eight percent per annum. The Company has the right to prepay the Note, provided it makes a payment to the Purchaser as set forth in the Note within 180 days of its Issue Date. The outstanding principal amount of the Note is convertible at any time and from time to time at the election of the Note holder during the period beginning on the date that is 180 days following the Issue Date into shares of the Company’s common stock, at a conversion price equal to 58% of the average of the lowest three closing bid prices of the Company’s common stock for the ten trading days prior to conversion.